Related party transactions (Details) - GBP (£) £ in Millions	7 Months Ended	12 Months Ended
	Jul. 18, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022
Related party transactions, outstanding balances
Dividends recognised as distributions to owners of parent		£ 388	£ 11,930	[1]	£ 1,148	[1]
GlaxoSmithKline and Pfizer companies
Related party transactions, outstanding balances
Interest receivable for loan amounts owing from related parties							£ 37
Loan amounts owing from related parties							£ 9,211
Dividends recognised as distributions to owners of parent		11,930
Pfizer Companies
Related party transactions during period
Services, royalties, and other expense			(5)		(68)
Interest income			12
Dividend paid		124	3,801		367
GSK companies
Related party transactions during period
Sales of goods	£ 91				114
Purchases of goods	(41)				(81)
Services, royalties, and other income	74				20
Services, royalties, and other expense	(135)				(354)
Interest income	30				10
Interest expense	(2)				(4)
Dividend paid	£ 8,129				781
Related party transactions, outstanding balances
Other amounts owing from related parties		£ 32	£ 51
Loan amount owing to related parties					(825)
Loan amounts owing from related parties					£ 1,508
Loans receivable, adjustment to interest rate basis					(0.05%)
Borrowing rate basis adjustment					0.10%

[1]	Equity shareholders refers to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1